Leases: - Supplemental cash flow information (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 26, 2021	Jun. 27, 2020	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflow from operating leases	$ 9,778	$ 8,956	$ 18,641	$ 18,668
Operating cash outflow from finance leases	68	72	143	104
Financing cash outflow from finance leases	$ 460	$ 411	$ 836	$ 683	$ 235